CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Cash Flows from Operating Activities:
Net loss	$ (1,179,868)	$ (1,000)	$ (1,954,091)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(23,312)	0	(6,802)
Change in fair value of over-allotment option liability			61,353
Fair value of forfeited over-allotment option			(17,445)
Changes in operating assets and liabilities:
Prepaid expenses	93,961	0	(570,528)
Accrued expenses	611,294	1,000	1,306,281
Net cash used in operating activities	(497,925)	0	(1,181,232)
Cash Flows from Investing Activities:
Investment of cash in Trust Account			(231,499,860)
Net cash used in investing activities			(231,499,860)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B common stock to Sponsor	0	25,000	25,000
Proceeds from sale of Units, net of underwriting discounts paid			223,517,106
Proceeds from sale of Private Placements Warrants			9,982,754
Proceeds from promissory note – related party	300,000	94,937	174,060
Repayment of promissory note – related party			(174,060)
Payment of offering costs	0	(94,937)	(555,660)
Net cash provided by financing activities	300,000	25,000	232,969,200
Net Change in Cash	(197,925)	25,000	288,108
Cash – Beginning of period	288,108	0	0
Cash – End of period	90,183	25,000	288,108
Non-Cash investing and financing activities:
Initial value of over-allotment option liability			211,034
Elimination of over-allotment option liability			(254,942)
Adjustment of carrying value to initial redemption value			28,232,249
Offering costs included in accrued offering costs	$ 0	$ 115,009
Deferred underwriting fee payable			7,982,754
Forfeiture of Founder Shares			$ (5)